Entity Level Disclosures and Segment Information (Details) - Schedule of Company’s Operating Segments - Operating Segments [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Enterprise Internet Access [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of Company’s Operating Segments [Line Items]
Revenues	$ 8,428	$ 3,667
Adjusted operating profit/loss	2,219	(2,371)	[1]
Consumer Internet Access [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of Company’s Operating Segments [Line Items]
Revenues	4,236	4,990
Adjusted operating profit/loss	73	(1,742)
Others [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of Company’s Operating Segments [Line Items]
Revenues		141
Adjusted operating profit/loss		(678)
Consolidated [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of Company’s Operating Segments [Line Items]
Revenues	12,664	8,798
Adjusted operating profit/loss
Adjustment to net loss for the period [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of Company’s Operating Segments [Line Items]
Adjusted operating profit/loss	2,292	(4,791)
Non-attributable corporate expenses	(1,123)	(774)
Share-based payments	(599)	(1,014)
Impairment of goodwill	(6,311)	(569)
Depreciation, amortization and impairment	(3,002)	(878)
Operating loss	(8,743)	(8,026)
Financial expenses, net	116	(10)
Tax benefit	238	151
Net loss for the period	$ (8,389)	$ (7,885)

[1]	Including legal expenses related to Bright Data action, see also Note 8.